LEASEHOLD LAND PAYMENTS	12 Months Ended
Dec. 31, 2017
LEASEHOLD LAND PAYMENTS [abstract]
Disclosure of lease prepayments

5                 8 LEASEHOLD LAND PAYMENTS

The Group’s interests in leasehold land represent prepaid operating lease payments in the PRC and its net book value are analysed as follows:

RMB’000

At 1 January 2016
Cost	1,274,082
Accumulated amortisation	(325,556)
Net book amount	948,526

Year ended 31 December 2016
Opening net book amount	948,526
Transfer from fixed assets (Note 6)	715,003
Amortisation charges	(38,670)
Closing net book amount	1,624,859

At 31 December 2016
Cost	1,989,085
Accumulated amortisation	(364,226)
Net book amount	1,624,859

Year ended 31 December 2017
Opening net book amount	1,624,859
Transfer from fixed assets (Note 6)	403,282
Assets classified as held for sale	(2,183)
Amortisation charges	(45,680)
Closing net book amount	1,980,278

At 31 December 2017
Cost	2,388,326
Accumulated amortisation	(408,048)
Net book amount	1,980,278

As at 31 December 2017, land use right certificates of certain pieces of land of the Group with an aggregate carrying value of approximately RMB1,318,686,000 (2016: RMB936,304,000) had not been obtained. After consultation made with the Company’s legal counsel, the directors of the Company consider that there is no legal restriction for the Group or the Company to apply for and obtain the land use right certificates and it should not lead to any significant adverse impact on the operations of the Group or the Company.

8          LEASEHOLD  LAND PAYMENTS(CONTINUED)

The remaining lease period of leasehold land as at 31 December 2017 was as follows:

	2016	2017
	RMB’000	RMB’000

Lease of between 10 to 20 years	873,411	1,257,346
Lease of between 20 to 30 years	751,448	722,932
	1,624,859	1,980,278